REVENUE	12 Months Ended
Dec. 31, 2025
REVENUE
REVENUE

19.REVENUE

Revenue from contracts with customers during the years ended December 31, 2025 and 2024 disaggregated by metal were as follows:

	Year ended December 31
	2025	2024
Gold	$5,797,899	$—
Silver	9,074	—
Total revenue	$5,806,973	$—

The Company generates its revenue in Canada from the sale of gold doré bars produced at Pine Cove Mill using Hammerdown ore.

During the year ended December 31, 2025, one customer accounted for 100% of revenues. However, because gold can be sold through numerous gold market traders worldwide, the Company is not economically dependent on a limited number of customers for the sale of its products.